30. SUPPLEMENTAL CASH FLOW INFORMATION (Details 2) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplemental Cash Flow Information
Interest paid	CAD (219,773)	CAD (165,173)	CAD (176,312)
Interest received	6,201	6,620	5,130
Capitalized interest	18,324	6,292	9,268
Interest paid, net of capitalized interest and interest received	CAD (195,248)	CAD (152,261)	CAD (161,914)